Financial Instrument Risk - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instrument Risk [Line Items]
Maturity Term	1 year	1 year
Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	1,702,406	1,788,886
Loss On Derivative Instruments Pretax	3,027,413	750,232
Exchange Traded Futures | SERIES A
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	627,356	676,681
Loss On Derivative Instruments Pretax	1,099,788	284,916
Exchange Traded Futures | SERIES B
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	1,075,050	1,112,205
Loss On Derivative Instruments Pretax	1,927,625	465,316
Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	199,662	372,011
Loss On Derivative Instruments Pretax	174,721	243,000
Non Exchange Traded Forwards | SERIES A
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	74,894	129,634
Loss On Derivative Instruments Pretax	56,398	87,311
Non Exchange Traded Forwards | SERIES B
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	124,768	242,377
Loss On Derivative Instruments Pretax	118,323	155,689